ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Contingent Consideration Payable (Details) - Coolers - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2012
Contingent Consideration Payable
Contingent consideration liability		$ 2.9
Change in fair value of contingent consideration	$ 2.9
Maximum
Contingent Consideration Payable
Additional cash payments		$ 10.0